Income taxes - Deferred (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax liabilities	€ (66)	€ (1)
Deferred tax liabilities, net of Tax	(66)	(1)
Trade receivables
Deferred tax assets and liabilities
Deferred tax assets	6	9
Deferred tax liabilities	(88)	(6)
Other receivables and current assets
Deferred tax assets and liabilities
Deferred tax assets	26
Deferred tax liabilities	(84)	(43)
Inventories
Deferred tax assets and liabilities
Deferred tax assets	71
Deferred tax liabilities	(4)
Property, Plant & Equipment
Deferred tax assets and liabilities
Deferred tax assets	527	279
Deferred tax liabilities	(374)	(484)
Non-current other assets
Deferred tax assets and liabilities
Deferred tax assets	110	198
Current deferred income
Deferred tax assets and liabilities
Deferred tax assets	1	58
Trade liabilities
Deferred tax assets and liabilities
Deferred tax assets	22	45
Deferred tax liabilities		(1)
Current financial liabilities
Deferred tax assets and liabilities
Deferred tax assets	1,968	195
Deferred tax liabilities		(13)
Current financial assets
Deferred tax assets and liabilities
Deferred tax assets	12
Deferred tax liabilities	(98)
Non-current deferred income
Deferred tax assets and liabilities
Deferred tax assets	1,076	33
Other current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax assets	73	7
Deferred tax liabilities		(13)
Non-current financial liabilities
Deferred tax assets and liabilities
Deferred tax assets		91
Deferred tax liabilities	(1,884)	(99)
Non-current financial assets
Deferred tax assets and liabilities
Deferred tax assets	3
Non-current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax assets		1
Deferred tax liabilities	(1,020)
Intangible assets
Deferred tax assets and liabilities
Deferred tax assets		23
Deferred tax liabilities	(1)	(3)
Tax losses carried forward
Deferred tax assets and liabilities
Deferred tax assets	97	9
Tax assets (liabilities)
Deferred tax assets and liabilities
Deferred tax assets	3,487	661
Deferred tax liabilities	(3,555)	(662)
Valuation allowance
Deferred tax assets and liabilities
Deferred tax assets	505	286
Set off of tax
Deferred tax assets and liabilities
Deferred tax assets	3,487	661
Deferred tax liabilities	€ (3,489)	€ (661)